Financial risk management and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Derivative Financial Instruments
Derivatives are recorded in the Group statement of financial position at fair value (see note 25) as follows:

Description	Hedge relationship	2020 $m	2019 $m
Put option	None	4	—

Currency swaps	Cash flow hedge	(17)	(20)

Short-dated foreign exchange swaps	Net investment hedge	—	1

		(13)	(19)

Analysed as:

Non-current assets		5	—

Current assets		—	1

Non-current liabilities		(18)	(20)

		(13)	(19)

Disclosure of Detailed Information About Hedging Instruments
Currency swaps have been transacted to swap the proceeds from the euro bonds to sterling as follows:

Date of designation	Pay leg	Interest rate	Receive leg	Interest rate	Maturity	Risk	Hedge type	Hedged item
November 2018	£436m	3.5%	€500m	2.125%	May 2027	Foreign exchange	Cash flow	€500m 2.125% bonds 2027

October 2020	£454m	2.7%	€500m	1.625%	October 2024	Foreign exchange	Cash flow	€500m 1.625% bonds 2024

Summary of Interest and Foreign Exchange Risk Sensitivities

		2020 $m	2019 $m	2018 $m
Increase/(decrease) in profit before tax

Sterling: US dollar exchange rate	5¢ fall	5.9	4.0	4.1

Euro: US dollar exchange rate	5¢ fall	0.3	(2.6)	(2.4)

US dollar interest rates	1% increase	2.2	(1.6)	(0.9)

Sterling interest rates	1% increase	12.9	0.6	5.5

Decrease/(increase) in net liabilities

Sterling: US dollar exchange rate	5¢ fall	30.2	39.9	25.9

Euro: US dollar exchange rate	5¢ fall	50.6	24.1	23.8

Sterling: euro exchange rate	5¢ fall	68.2	33.0	31.9

Summary of amended covenant test levels for syndicated and bilateral facilities

	2019 and prior	30 June 2020 to 31 December 2021	30 June 2022	31 December 2022	30 June 2023
Amended covenant test levels for Syndicated and Bilateral Facilities

Leverage	<3.5x	waived	<7.5x	<6.5x	<3.5x

Interest cover	>3.5x	waived	>1.5x	>2.0x	>3.5x

Liquidity	n/a	$400m	$400m	$400m	n/a

Summary of covenant tests which are calculated on a frozen GAAP Basis
The following table details performance against covenant tests. The measures used in these tests are calculated on a frozen GAAP basis and do not align to the values reported by the Group as
Non-GAAP
measures:

	2020 $m	2019 $m
Covenant EBITDA	272	897

Covenant net debt	2,375	2,241

Covenant interest payable	111	99

Leverage	8.73	2.50

Interest cover	2.45	9.06

Liquidity	2,925	n/a

Summary of Undiscounted Contractual Cash Flows of Financial Liabilities
The following are the undiscounted contractual cash flows of financial liabilities, including interest payments. Liabilities relating to the Group’s deferred compensation plan are excluded; their settlement is funded entirely by the realisation of the related deferred compensation plan investments and no net cash flow arises. The payment profile of contingent purchase consideration has been based on management’s forecasts and could in reality be different from expectations.

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2020
Non-derivative financial liabilities:
Bank overdrafts	51	—	—	—	51

£173m 3.875% bonds 2022	9	245	—	—	254

€500m 1.625% bonds 2024	10	10	634	—	654

£300m 3.75% bonds 2025	15	15	456	—	486

£350m 2.125% bonds 2026	10	10	31	488	539

€500m 2.125% bonds 2027	13	13	39	640	705

£400m 3.375% bonds 2028	19	18	55	601	693

Commercial paper	819	—	—	—	819

Lease liabilities	57	55	136	3,257	3,505

Trade and other payables (excluding deferred and contingent purchase consideration)	453	2	1	1	457

Deferred and contingent purchase consideration	13	5	13	81	112

Derivative financial liabilities:

Currency swaps hedging €500m 1.625% bonds 2024 outflows	16	16	652	—	684

Currency swaps hedging €500m 1.625% bonds 2024 inflows	(10)	(10)	(634)	—	(654)

Currency swaps hedging €500m 2.125% bonds 2027 outflows	21	21	63	627	732

Currency swaps hedging €500m 2.125% bonds 2027 inflows	(13)	(13)	(39)	(640)	(705)

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2019

Non-derivative financial liabilities:

Bank overdrafts	87	—	—	—	87

Unsecured bank loans	125	—	—	—	125

£400m 3.875% bonds 2022	21	21	548	—	590

£300m 3.75% bonds 2025	15	15	45	411	486

£350m 2.125% bonds 2026	10	10	29	482	531

€500m 2.125% bonds 2027	12	12	36	597	657

Lease liabilities	97	116	193	3,451	3,857

Trade and other payables (excluding deferred and contingent purchase consideration)	567	1	1	1	570

Deferred and contingent purchase consideration	3	20	19	120	162

Derivative financial liabilities:

Forward foreign exchange contracts	(1)	—	—	—	(1)

Currency swaps hedging €500m 2.125% bonds 2027 outflows	20	20	61	627	728

Currency swaps hedging €500m 2.125% bonds 2027 inflows	(12)	(12)	(36)	(597)	(657)

Disclosure of Short-term Deposits by Counterparty Credit Rating
The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents at 31 December 2020 by counterparty credit rating:

	AAA $m	AA $m	AA- $m	A+ $m	A $m	A- $m	Total $m
Short-term deposits	—	—	98	165	94	1	358

Money market funds	892	—	—	—	—	—	892

Repurchase agreement collateral	238	65	18	—	—	—	321